Performance Trust Short Term Bond ETF
Schedule of Investments
November 30, 2025 (Unaudited)

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 18.8%	Par	Value
BANK5
Series 2023-5YR3, Class B, 7.56%, 09/15/2056 (a)	$250,000	$263,045
Series 2024-5YR6, Class XA, 0.97%, 05/15/2057 (a)(b)(c)	9,994,347	236,443
Series 2024-5YR7, Class XA, 1.57%, 06/15/2057 (a)(c)	4,798,437	198,488
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057 (a)	300,000	314,467
Series 2025-5YR13, Class XA, 1.28%, 01/15/2058 (a)(b)(c)	6,597,295	265,043
BANK5 Trust
Series 2025-5YR17, Class B, 5.99%, 11/15/2058 (a)	300,000	310,196
Series 2025-5YR17, Class XA, 1.40%, 11/15/2058 (a)(c)	5,998,891	301,247
BBCMS Trust
Series 2024-5C27, Class XA, 1.04%, 07/15/2057 (a)(b)(c)	8,350,307	211,589
Series 2025-C35, Class XA, 0.86%, 07/15/2058 (a)(c)	5,795,430	296,147
Benchmark Mortgage Trust
Series 2021-B28, Class XA, 1.35%, 08/15/2054 (a)(c)	4,913,294	243,245
Series 2025-V14, Class XA, 0.98%, 04/15/2057 (a)(c)	7,997,743	238,015
Series 2025-V18, Class XA, 1.47%, 10/15/2058 (a)(b)(c)	5,899,705	317,986
BMO Mortgage Trust, Series 2025-C13, Class XA, 1.22%, 10/15/2058 (a)(c)	4,099,798	322,745
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class B, 4.12%, 05/10/2049	250,000	247,438
Commercial Mortgage Pass Through Certificates, Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a)(b)	250,000	255,058
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052 (a)	300,000	281,791
Series 2025-5C1, Class XA, 1.38%, 03/15/2058 (a)(c)	4,999,571	217,448
Series 2025-C35, Class XA, 1.18%, 08/15/2058 (a)(c)	4,096,750	297,471
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	300,000	291,863
Series 2019-H7, Class C, 4.13%, 07/15/2052	250,000	228,852
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D, 3.31%, 12/15/2049 (a)(b)	50,000	44,928
Series 2018-C43, Class B, 4.25%, 03/15/2051 (a)	250,000	239,531
Series 2019-C49, Class D, 3.00%, 03/15/2052 (b)	250,000	205,092
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C65, Class XA, 1.31%, 10/15/2058 (a)(c)	3,899,292	324,931
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $6,081,970)		6,153,059

COLLATERALIZED LOAN OBLIGATIONS - 17.5%	Par	Value
Apidos CLO
Series 2016-24A, Class BRR, 6.20% (3 mo. Term SOFR + 2.31%), 10/20/2030 (b)	250,000	249,975
Series 2021-36A, Class B, 5.75% (3 mo. Term SOFR + 1.86%), 07/20/2034 (b)	250,000	249,951
Series 2022-41A, Class ER, 9.53% (3 mo. Term SOFR + 5.65%), 10/20/2037 (b)	300,000	300,809
ARES CLO, Series 2017-44A, Class CRR, 6.65% (3 mo. Term SOFR + 2.75%), 04/15/2034 (b)	300,000	300,252
ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 5.38% (3 mo. Term SOFR + 1.50%), 10/20/2031 (b)	250,000	249,363
Benefit Street Partners CLO Ltd., Series 2023-33A, Class D, 8.11% (3 mo. Term SOFR + 4.25%), 01/25/2036 (b)	250,000	250,185
Blackstone, Inc., Series 2018-1A, Class D, 6.74% (3 mo. Term SOFR + 2.86%), 04/17/2030 (b)	250,000	249,875
Canyon Capital CLO Ltd., Series 2021-2A, Class X, 5.07% (3 mo. Term SOFR + 1.16%), 04/15/2034 (b)	205,260	205,324
Carlyle Group, Inc., Series 2015-4A, Class CR2, 6.43% (3 mo. Term SOFR + 2.55%), 07/20/2032 (b)	300,000	298,930
CIFC Funding Ltd., Series 2023-3A, Class B, 6.18% (3 mo. Term SOFR + 2.30%), 01/20/2037 (b)	250,000	249,995
Elmwood CLO Ltd., Series 2023-2A, Class ER, 9.79% (3 mo. Term SOFR + 5.90%), 04/16/2036 (b)	250,000	245,510
Goldentree Loan Opportunities Ltd., Series 2022-14A, Class ER, 9.78% (3 mo. Term SOFR + 5.90%), 07/20/2037 (b)	300,000	301,252
Harbor Park CLO Ltd., Series 2018-1A, Class BR2, 5.28% (3 mo. Term SOFR + 1.40%), 01/20/2031 (b)	300,000	299,686
KKR CLO Trust, Series 23A, Class BR, 5.43% (3 mo. Term SOFR + 1.55%), 10/20/2031 (b)	250,000	250,006
Madison Park Funding Ltd.
Series 2016-24A, Class BR2, 5.43% (3 mo. Term SOFR + 1.55%), 10/20/2029 (b)	210,716	210,819
Series 2016-24A, Class CR2, 5.93% (3 mo. Term SOFR + 2.05%), 10/20/2029 (b)	250,000	250,323
Magnetite CLO Ltd., Series 2017-19A, Class ERR, 8.98% (3 mo. Term SOFR + 5.10%), 04/17/2034 (b)	250,000	243,460
Octagon Credit Investors LLC, Series 2022-1A, Class A1R, 5.60% (3 mo. Term SOFR + 1.75%), 11/16/2036 (b)	250,000	249,875
Octagon Investment Partners Ltd., Series 2021-1A, Class BR, 5.38% (3 mo. Term SOFR + 1.50%), 07/20/2034 (b)	250,000	249,637
Octagon Investment Partners XXII LLC, Series 2014-1A, Class DRR, 6.87% (3 mo. Term SOFR + 3.01%), 01/22/2030 (b)	250,000	249,790
OHA Credit Funding, Series 2018-1A, Class CR, 6.33% (3 mo. Term SOFR + 2.45%), 04/20/2037 (b)	300,000	300,549
Symphony CLO Ltd., Series 2020-23A, Class BR2, 5.25% (3 mo. Term SOFR + 1.35%), 01/15/2034 (b)	250,000	249,282
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,730,395)		5,704,848

CORPORATE BONDS - 13.6%	Par	Value
Aerospace & Defense - 0.8%
Moog, Inc., 4.25%, 12/15/2027 (b)	250,000	248,751

Banks - 5.4%
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	200,000	187,662
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	250,000	253,856
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (b)	250,000	257,676
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	270,000	248,347
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	300,000	301,974
SouthState Corp., 7.00% to 06/13/2030 then SOFR + 3.19%, 06/13/2035	250,000	262,218
Texas Capital Bank, 5.25%, 01/31/2026	250,000	249,969
		1,761,702

Consumer Finance - 2.7%
Credit Acceptance Corp., 6.63%, 03/15/2030 (b)	300,000	298,381
Ford Motor Credit Co., LLC, 7.35%, 03/06/2030	250,000	268,411
OneMain Finance Corp., 6.13%, 05/15/2030	300,000	305,067
		871,859

Food Products - 0.7%
Post Holdings, Inc., 4.50%, 09/15/2031 (b)	250,000	235,989

Healthcare Providers & Services - 0.7%
Centene Corp., 3.38%, 02/15/2030	250,000	229,984

Hotels, Restaurants & Leisure - 0.7%
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (b)	250,000	244,911

Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029 (b)	150,000	144,847

Media - 0.6%
Sirius XM Radio LLC, 4.00%, 07/15/2028 (b)	200,000	195,129

Personal Care Products - 0.8%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031 (b)	250,000	251,849

Professional Services - 0.8%
Science Applications International Corp., 4.88%, 04/01/2028 (b)	250,000	248,493
TOTAL CORPORATE BONDS (Cost $4,351,474)		4,433,514

ASSET-BACKED SECURITIES - 11.2%	Par	Value
American Credit Acceptance Receivables Trust
Series 2023-4, Class D, 7.65%, 09/12/2030 (b)	250,000	257,149
Series 2024-2, Class C, 6.24%, 04/12/2030 (b)	250,000	252,191
Series 2024-2, Class D, 6.53%, 04/12/2030 (b)	250,000	255,215
Series 2024-3, Class D, 6.04%, 07/12/2030 (b)	300,000	305,943
Series 2024-4, Class C, 4.91%, 08/12/2031 (b)	300,000	301,108
Series 2025-4, Class C, 4.83%, 01/13/2031 (b)	300,000	300,629
CPS Auto Trust, Series 2023-A, Class C, 5.54%, 04/16/2029 (b)	82,116	82,209
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028 (b)	250,000	248,017
Series 2023-1A, Class D, 6.69%, 06/15/2029	250,000	254,097
GLS Auto Receivables Trust
Series 2023-2A, Class C, 5.69%, 03/15/2029 (b)	250,000	251,138
Series 2024-2A, Class D, 6.19%, 02/15/2030 (b)	250,000	256,302
Santander Consumer USA Holdings, Inc., Series 2023-4, Class B, 5.77%, 12/15/2028	250,000	252,392
Westlake Automobile Receivables Trust
Series 2023-3A, Class B, 5.92%, 09/15/2028 (b)	170,000	170,465
Series 2025-3A, Class A2, 4.31%, 04/17/2028 (b)	300,000	300,162
World Omni Select Auto Trust, Series 2023-A, Class B, 5.87%, 08/15/2028	155,000	155,955
TOTAL ASSET-BACKED SECURITIES (Cost $3,628,045)		3,642,972

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 8.3%	Par	Value
Federal Home Loan Mortgage Corp.
Series K-172, Class X1, 0.33%, 08/25/2035 (a)(c)	19,999,446	324,403
Series K547, Class X1, 0.58%, 05/25/2030 (a)(c)	15,000,000	260,036
Freddie Mac Multifamily Structured Pass Through Certificates
Series K098, Class XAM, 1.52%, 08/25/2029 (a)(c)	1,985,000	92,249
Series K107, Class X1, 1.70%, 01/25/2030 (a)(c)	4,172,121	231,868
Series K115, Class X1, 1.42%, 06/25/2030 (a)(c)	4,320,125	218,148
Series K122, Class X1, 0.96%, 11/25/2030 (a)(c)	6,917,662	246,981
Series K131, Class X1, 0.83%, 07/25/2031 (a)(c)	9,142,269	319,109
Series K1517, Class X1, 1.44%, 07/25/2035 (a)(c)	2,875,374	263,830
Series K164, Class X1, 0.47%, 05/25/2034 (a)(c)	10,897,232	261,531
Series K165, Class X1, 0.79%, 09/25/2034 (a)(c)	6,149,348	282,394
Series K744, Class X1, 0.96%, 07/25/2028 (a)(c)	10,243,809	192,240
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $2,682,269)		2,692,789

U.S. TREASURY SECURITIES - 4.8%	Par	Value
United States Treasury Notes/Bonds
4.25%, 11/15/2040	125,000	122,602
3.88%, 05/15/2043	175,000	160,282
4.38%, 08/15/2043	175,000	170,652
4.75%, 11/15/2043	175,000	178,661
4.63%, 11/15/2044	250,000	250,176
4.88%, 08/15/2045	250,000	257,891
United States Treasury Strip Principal
0.00%, 11/15/2040 (d)	300,000	153,704
0.00%, 08/15/2042 (d)	400,000	185,087
0.00%, 08/15/2044 (d)	250,000	103,445
TOTAL U.S. TREASURY SECURITIES (Cost $1,552,830)		1,582,500

MUNICIPAL BONDS - 4.0%	Par	Value
City of New Orleans, LA Water System Revenue, 2.89%, 12/01/2041	300,000	229,467
County of Clark Department of Aviation, 6.82%, 07/01/2045	250,000	283,631
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	250,000	242,398
Michigan Finance Authority, 3.27%, 06/01/2039	60,000	57,391
Oklahoma Development Finance Authority, 5.45%, 08/15/2028 (Obligor: Ou Medicine Obligated Grp)	300,000	298,254
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/2039	175,000	194,161
TOTAL MUNICIPAL BONDS (Cost $1,284,531)		1,305,302

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 0.6%	Par	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.22%, 10/25/2037 (a)	213,942	209,816
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $204,602)		209,816

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 15.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.88% (e)	4,991,730	4,991,730
TOTAL MONEY MARKET FUNDS (Cost $4,991,730)		4,991,730

U.S. TREASURY BILLS - 5.0%	Par	Value
0.00%, 12/04/2025 (d)	750,000	749,759
0.00%, 12/16/2025 (d)	500,000	499,188
0.00%, 12/18/2025 (d)	200,000	199,631
0.00%, 01/27/2026 (d)	200,000	198,796
TOTAL U.S. TREASURY BILLS (Cost $1,647,357)		1,647,374

TOTAL INVESTMENTS - 99.1% (Cost $32,155,203)		32,363,904
Other Assets in Excess of Liabilities - 0.9%		291,251
TOTAL NET ASSETS - 100.0%		$32,655,155

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $12,347,541 or 37.8% of the Fund’s net assets.

(c)	Interest only security.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Performance Trust Short Term Bond ETF
Notes to Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Commercial Mortgage Backed Securities	$–	$6,153,059	$–	$6,153,059
Collateralized Loan Obligations	–	5,704,848	–	5,704,848
Corporate Bonds	–	4,433,514	–	4,433,514
Asset-Backed Securities	–	3,642,972	–	3,642,972
Agency Commercial Mortgage Backed Securities	–	2,692,789	–	2,692,789
U.S. Treasury Securities	–	1,582,500	–	1,582,500
Municipal Bonds	–	1,305,302	–	1,305,302
Non-Agency Residential Mortgage Backed Securities	–	209,816	–	209,816
Money Market Funds	4,991,730	–	–	4,991,730
U.S. Treasury Bills	–	1,647,374	–	1,647,374
Total Investments	$4,991,730	$27,372,174	$–	$32,363,904

Refer to the Schedule of Investments for further disaggregation of investment categories.